(Loss) Earnings per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Wilco Holdco Inc
Summary of Calculation of Basic and Diluted Loss per Share

The calculation of both basic and diluted loss per share for the periods indicated below was as follows (in thousands, except per share data):

	Three Months Ended
	March 31, 2021	March 31, 2020
Basic and diluted loss per share:
Net loss	$(17,818)	$(8,106)
Less: Net income attributable to non-controlling interest	1,309	1,330

Loss available to common shareholders	(19,127)	(9,436)

Weighted average shares outstanding	939	939

Basic and diluted loss per share	$(20.37)	$(10.05)

The calculation of both basic and diluted (loss) earnings per share for the years ended December 31, 2020, 2019 and 2018 was as follows (in thousands, except per share data):

	December 31,
	2020	2019	2018
Basic and diluted (loss) earnings per share:
Net (loss) income	$(298)	$9,749	$(44,927)
Less: Net income attributable to non-controlling interest	5,073	4,400	3,887
Less: Income allocated to participating securities	—	535	—

(Loss) income available to common shareholders	(5,371)	4,814	(48,814)

Weighted average shares outstanding	939	939	939

Basic and diluted (loss) earnings per share	$(5.72)	$5.13	$(51.99)